Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
BALANCE at Mar. 31, 2014	$ 7,975,160	$ 29,003,674	$ (5,475,964)	$ 31,807,786
Net earnings				382,330	$ 382,330
Cash dividends				(475,961)
BALANCE at Mar. 31, 2015	$ 7,975,160	$ 29,003,674	$ (5,475,964)	31,714,155	63,217,025
Net earnings				294,000	294,000
Cash dividends				(271,978)
BALANCE at Mar. 31, 2016	$ 7,975,160	$ 29,003,674	$ (5,475,964)	$ 31,736,177	$ 63,239,047